Accounting Principles - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Oct. 20, 2020	May 22, 2018	Jul. 25, 2017	Dec. 31, 2021	Dec. 31, 2020	Sep. 21, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Gross proceeds		$ 57,000	$ 64,400
Cash and cash equivalents				$ 185,636	$ 241,148		$ 340,522	$ 451,501
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				100.00%	100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				61.80%	64.70%
Gross proceeds	$ 15,000
Number of shares issued	3,750,000	4,057,500	8,050,000	1,400,000
Non-controlling shareholders interest				38.20%	35.30%
Proceeds from issue of shares						$ 50,000
Calyxt Inc [member] | Cash And Cash Equivalents [member]
Disclosure of changes in accounting estimates [line items]
Gross proceeds				$ 200
Proceeds from issue of shares				$ 3,900
Cellectis Biologics [Member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				100.00%